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                               COMMAND MONEY FUND
                               100 Mulberry Street
                         Gateway Center Three, 4th Floor
                            Newark, New Jersey 07102






                                                                 August 28, 2003



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         RE:      COMMAND Money Fund
                  REGISTRATION NOS. 2-73902 AND 811-3253

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 25 to the Fund's registration statement was filed electronically via the EDGAR system on August 27, 2003.


                                   Sincerely,

                                   /S/ JONATHAN D. SHAIN

                                   Jonathan D. Shain
                                   Secretary